Distribution Date:	01/12/26	GS Mortgage Securities Trust 2018-GS10
Determination Date:	01/06/26
Next Distribution Date:	02/12/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2018-GS10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Additional Information	6	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	7		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Balances	8		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	18
			Liat Heller		liat.heller@rialtocapital.com
Historical Detail	19		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	21	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	24		Bank, N.A.
Historical Liquidated Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	27	Trustee	Wilmington Trust, National Association
Supplemental Notes	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36250SAA7	3.199000%	12,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250SAB5	4.003000%	72,497,000.00	72,496,999.99	72,496,320.27	241,837.91	0.00	0.00	72,738,158.18	679.72	34.32%	30.00%
A-3	36250SAC3	4.261000%	62,946,000.00	62,946,000.00	0.00	223,510.76	0.00	0.00	223,510.76	62,946,000.00	34.32%	30.00%
A-4	36250SAD1	3.890000%	175,000,000.00	175,000,000.00	0.00	567,291.67	0.00	0.00	567,291.67	175,000,000.00	34.32%	30.00%
A-5	36250SAE9	4.155000%	199,668,000.00	199,668,000.00	0.00	691,350.45	0.00	0.00	691,350.45	199,668,000.00	34.32%	30.00%
A-AB	36250SAF6	4.106000%	25,167,000.00	11,803,770.27	448,506.66	40,388.57	0.00	0.00	488,895.23	11,355,263.61	34.32%	30.00%
A-S	36250SAJ8	4.384000%	68,433,000.00	68,433,000.00	0.00	250,008.56	0.00	0.00	250,008.56	68,433,000.00	24.31%	21.25%
B	36250SAK5	4.359564%	38,127,000.00	38,127,000.00	0.00	138,514.26	0.00	0.00	138,514.26	38,127,000.00	18.73%	16.38%
C	36250SAL3	4.398654%	36,172,000.00	36,172,000.00	0.00	132,590.11	0.00	0.00	132,590.11	36,172,000.00	13.44%	11.75%
D	36250SAM1	3.000000%	22,485,000.00	22,485,000.00	0.00	56,212.50	0.00	0.00	56,212.50	22,485,000.00	10.15%	8.88%
E	36250SAR0	3.000000%	17,597,000.00	17,597,000.00	0.00	43,992.50	0.00	0.00	43,992.50	17,597,000.00	7.58%	6.63%
F	36250SAT6	4.398654%	17,597,000.00	17,597,000.00	0.00	64,502.60	0.00	0.00	64,502.60	17,597,000.00	5.01%	4.38%
G-RR	36250SAV1	4.398654%	7,821,000.00	7,821,000.00	0.00	28,668.23	0.00	0.00	28,668.23	7,821,000.00	3.86%	3.38%
H-RR*	36250SAX7	4.398654%	26,395,782.00	26,395,782.00	0.00	607,623.99	0.00	0.00	607,623.99	26,395,782.00	0.00%	0.00%
RR Interest	N/A	4.398654%	28,618,000.00	27,683,112.46	2,669,168.89	120,167.23	0.00	0.00	2,789,336.12	25,013,943.57	0.00%	0.00%
R	36250SAZ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36250SBB4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
WLS-A	36250SBD0	5.067270%	5,190,000.00	5,190,000.00	0.00	21,915.94	0.00	0.00	21,915.94	5,190,000.00	91.35%	91.35%
WLS-B	36250SBF5	5.067270%	10,301,000.00	10,301,000.00	0.00	43,498.29	0.00	0.00	43,498.29	10,301,000.00	74.17%	74.17%
WLS-C	36250SBH1	5.067270%	13,996,000.00	13,996,000.00	0.00	59,101.26	0.00	0.00	59,101.26	13,996,000.00	50.83%	50.83%
WLS-D	36250SBK4	5.067270%	13,547,000.00	13,547,000.00	0.00	57,205.26	0.00	0.00	57,205.26	13,547,000.00	28.24%	28.24%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

WLS-E	36250SBM0	5.067270%	16,934,750.00	16,934,750.00	0.00	45,256.33	0.00	0.00	45,256.33	16,934,750.00	0.00%	0.00%
WLS RR	N/A	5.067270%	3,156,250.00	3,156,250.00	0.00	11,946.16	0.00	0.00	11,946.16	3,156,250.00	0.00%	0.00%
Interest
Regular SubTotal			873,834,782.00	847,350,664.72	75,613,995.82	3,445,582.58	0.00	0.00	79,059,578.40	771,736,668.90

X-A	36250SAG4	0.304008%	615,897,000.00	590,347,770.25	0.00	149,558.65	0.00	0.00	149,558.65	517,402,943.33
X-B	36250SAH2	0.039090%	38,127,000.00	38,127,000.00	0.00	1,241.99	0.00	0.00	1,241.99	38,127,000.00
X-D	36250SAP4	1.398654%	40,082,000.00	40,082,000.00	0.00	46,717.39	0.00	0.00	46,717.39	40,082,000.00
Notional SubTotal			694,106,000.00	668,556,770.25	0.00	197,518.03	0.00	0.00	197,518.03	595,611,943.33

Deal Distribution Total					75,613,995.82	3,643,100.61	0.00	0.00	79,257,096.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250SAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250SAB5	999.99999986	999.99062403	3.33583334	0.00000000	0.00000000	0.00000000	0.00000000	1,003.32645737	0.00937584
A-3	36250SAC3	1,000.00000000	0.00000000	3.55083341	0.00000000	0.00000000	0.00000000	0.00000000	3.55083341	1,000.00000000
A-4	36250SAD1	1,000.00000000	0.00000000	3.24166669	0.00000000	0.00000000	0.00000000	0.00000000	3.24166669	1,000.00000000
A-5	36250SAE9	1,000.00000000	0.00000000	3.46250000	0.00000000	0.00000000	0.00000000	0.00000000	3.46250000	1,000.00000000
A-AB	36250SAF6	469.01777208	17.82122065	1.60482259	0.00000000	0.00000000	0.00000000	0.00000000	19.42604323	451.19655144
A-S	36250SAJ8	1,000.00000000	0.00000000	3.65333333	0.00000000	0.00000000	0.00000000	0.00000000	3.65333333	1,000.00000000
B	36250SAK5	1,000.00000000	0.00000000	3.63297034	0.00000000	0.00000000	0.00000000	0.00000000	3.63297034	1,000.00000000
C	36250SAL3	1,000.00000000	0.00000000	3.66554545	0.00000000	0.00000000	0.00000000	0.00000000	3.66554545	1,000.00000000
D	36250SAM1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36250SAR0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36250SAT6	1,000.00000000	0.00000000	3.66554526	0.00000000	0.00000000	0.00000000	0.00000000	3.66554526	1,000.00000000
G-RR	36250SAV1	1,000.00000000	0.00000000	3.66554533	0.00000000	0.00000000	0.00000000	0.00000000	3.66554533	1,000.00000000
H-RR	36250SAX7	1,000.00000000	0.00000000	23.01973815	(19.35419265)	30.00192114	0.00000000	0.00000000	23.01973815	1,000.00000000
RR Interest	N/A	967.33218464	93.26888287	4.19900867	(0.65320847)	1.01257286	0.00000000	0.00000000	97.46789154	874.06330177
R	36250SAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36250SBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
WLS-A	36250SBD0	1,000.00000000	0.00000000	4.22272447	0.00000000	0.00000000	0.00000000	0.00000000	4.22272447	1,000.00000000
WLS-B	36250SBF5	1,000.00000000	0.00000000	4.22272498	0.00000000	0.00000000	0.00000000	0.00000000	4.22272498	1,000.00000000
WLS-C	36250SBH1	1,000.00000000	0.00000000	4.22272506	0.00000000	0.00000000	0.00000000	0.00000000	4.22272506	1,000.00000000
WLS-D	36250SBK4	1,000.00000000	0.00000000	4.22272533	0.00000000	0.00000000	0.00000000	0.00000000	4.22272533	1,000.00000000
WLS-E	36250SBM0	1,000.00000000	0.00000000	2.67239434	1.55033112	14.54750439	0.00000000	0.00000000	2.67239434	1,000.00000000
WLS RR	N/A	1,000.00000000	0.00000000	3.78492198	0.43780119	4.10811248	0.00000000	0.00000000	3.78492198	1,000.00000000
Interest

Notional Certificates
X-A	36250SAG4	958.51704140	0.00000000	0.24283062	0.00000000	0.00000000	0.00000000	0.00000000	0.24283062	840.08031104
X-B	36250SAH2	1,000.00000000	0.00000000	0.03257508	0.00000000	0.00000000	0.00000000	0.00000000	0.03257508	1,000.00000000
X-D	36250SAP4	1,000.00000000	0.00000000	1.16554538	0.00000000	0.00000000	0.00000000	0.00000000	1.16554538	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/25 - 12/30/25	30	0.00	241,837.91	0.00	241,837.91	0.00	0.00	0.00	241,837.91	0.00
A-3	12/01/25 - 12/30/25	30	0.00	223,510.76	0.00	223,510.76	0.00	0.00	0.00	223,510.76	0.00
A-4	12/01/25 - 12/30/25	30	0.00	567,291.67	0.00	567,291.67	0.00	0.00	0.00	567,291.67	0.00
A-5	12/01/25 - 12/30/25	30	0.00	691,350.45	0.00	691,350.45	0.00	0.00	0.00	691,350.45	0.00
A-AB	12/01/25 - 12/30/25	30	0.00	40,388.57	0.00	40,388.57	0.00	0.00	0.00	40,388.57	0.00
X-A	12/01/25 - 12/30/25	30	0.00	149,558.65	0.00	149,558.65	0.00	0.00	0.00	149,558.65	0.00
X-B	12/01/25 - 12/30/25	30	0.00	1,241.99	0.00	1,241.99	0.00	0.00	0.00	1,241.99	0.00
A-S	12/01/25 - 12/30/25	30	0.00	250,008.56	0.00	250,008.56	0.00	0.00	0.00	250,008.56	0.00
B	12/01/25 - 12/30/25	30	0.00	138,514.26	0.00	138,514.26	0.00	0.00	0.00	138,514.26	0.00
C	12/01/25 - 12/30/25	30	0.00	132,590.11	0.00	132,590.11	0.00	0.00	0.00	132,590.11	0.00
D	12/01/25 - 12/30/25	30	0.00	56,212.50	0.00	56,212.50	0.00	0.00	0.00	56,212.50	0.00
X-D	12/01/25 - 12/30/25	30	0.00	46,717.39	0.00	46,717.39	0.00	0.00	0.00	46,717.39	0.00
E	12/01/25 - 12/30/25	30	0.00	43,992.50	0.00	43,992.50	0.00	0.00	0.00	43,992.50	0.00
F	12/01/25 - 12/30/25	30	0.00	64,502.60	0.00	64,502.60	0.00	0.00	0.00	64,502.60	0.00
G-RR	12/01/25 - 12/30/25	30	0.00	28,668.23	0.00	28,668.23	0.00	0.00	0.00	28,668.23	0.00
H-RR	12/01/25 - 12/30/25	30	1,298,035.21	96,754.94	0.00	96,754.94	(510,869.05)	0.00	0.00	607,623.99	791,924.17
RR Interest	12/01/25 - 12/30/25	30	47,497.23	101,473.71	0.00	101,473.71	(18,693.52)	0.00	0.00	120,167.23	28,977.81
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
WLS-A	12/01/25 - 12/30/25	30	0.00	21,915.94	0.00	21,915.94	0.00	0.00	0.00	21,915.94	0.00
WLS-B	12/01/25 - 12/30/25	30	0.00	43,498.29	0.00	43,498.29	0.00	0.00	0.00	43,498.29	0.00
WLS-C	12/01/25 - 12/30/25	30	0.00	59,101.26	0.00	59,101.26	0.00	0.00	0.00	59,101.26	0.00
WLS-D	12/01/25 - 12/30/25	30	0.00	57,205.26	0.00	57,205.26	0.00	0.00	0.00	57,205.26	0.00
WLS-E	12/01/25 - 12/30/25	30	219,178.35	71,510.80	0.00	71,510.80	26,254.47	0.00	0.00	45,256.33	246,358.35
WLS RR
	12/01/25 - 12/30/25	30	11,535.70	13,327.98	0.00	13,327.98	1,381.81	0.00	0.00	11,946.16	12,966.23
Interest
Totals			1,576,246.49	3,141,174.33	0.00	3,141,174.33	(501,926.29)	0.00	0.00	3,643,100.61	1,080,226.56

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	79,257,096.43
Pooled Certificate Available Funds	76,228,837.05
1000 Wilshire Certificate Available Funds	238,923.25
Pooled RR Interest Available Funds	2,789,336.12
1000 Wilshire RR Interest Available Funds	11,946.16
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,253,839.25	Master Servicing Fee	8,260.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,014.29
Interest Adjustments	(154,433.25)	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	364.83
ARD Interest	0.00	Operating Advisor Fee	1,495.81
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	418.69
Extension Interest	0.00
Interest Reserve Withdrawal - Pooled	0.00
Interest Reserve Withdrawal - WLS	0.00
Total Interest Collected	3,099,406.00	Total Fees	16,844.41

Principal		Expenses/Reimbursements
Scheduled Principal	463,995.82	Reimbursement for Interest on Advances	(43,820.61)
Unscheduled Principal Collections		ASER Amount	(55,000.31)
Principal Prepayments	75,150,000.00	Special Servicing Fees (Monthly)	(557,538.62)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	75,613,995.82	Total Expenses/Reimbursements	(656,359.54)

		Interest Reserve Deposit - Pooled	89,730.30
		Interest Reserve Deposit - WLS	6,090.19

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,643,100.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	75,613,995.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	79,257,096.43
Total Funds Collected	78,713,401.82	Total Funds Distributed	78,713,401.79
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	784,225,665.67	784,225,665.67	Beginning Certificate Balance	847,350,664.72
(-) Scheduled Principal Collections	463,995.82	463,995.82	(-) Principal Distributions	75,613,995.82
(-) Unscheduled Principal Collections	75,150,000.00	75,150,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	708,611,669.85	708,611,669.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	784,603,416.64	784,603,416.64	Ending Certificate Balance	771,736,668.90
Ending Actual Collateral Balance	709,046,800.52	709,046,800.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.95)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.95)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	19,338,293.69	2.73%	30	4.8495	NAP	Defeased	3	19,338,293.69	2.73%	30	4.8495	NAP
10,000,000 or less	10	77,190,743.50	10.89%	29	4.9787	1.705482	1.30 or less	5	84,748,365.15	11.96%	29	4.9554	1.085118
10,000,001 to 20,000,000	7	94,799,380.38	13.38%	29	4.8731	1.622899	1.31 to 1.40	1	10,195,381.16	1.44%	28	5.2425	1.309300
20,000,001 to 30,000,000	7	164,980,604.69	23.28%	28	4.6454	1.757732	1.41 to 1.50	4	99,571,609.82	14.05%	30	4.9459	1.469835
30,000,001 to 40,000,000	4	135,029,147.59	19.06%	29	4.6809	1.868034	1.51 to 1.60	4	45,903,851.57	6.48%	28	4.8392	1.584777
40,000,001 to 50,000,000	2	89,023,500.00	12.56%	27	4.2279	2.403904	1.61 to 1.70	2	15,433,439.68	2.18%	29	5.0380	1.681281
50,000,001 to 70,000,000	2	128,250,000.00	18.10%	8	3.4469	5.612442	1.71 to 2.00	5	89,172,228.78	12.58%	29	4.8187	1.890098
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 3.00	9	215,998,500.00	30.48%	27	4.2854	2.420515
Totals	35	708,611,669.85	100.00%	25	4.4551	2.523002	3.01 or greater	2	128,250,000.00	18.10%	8	3.4469	5.612442
							Totals	35	708,611,669.85	100.00%	25	4.4551	2.523002
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	19,338,293.69	2.73%	30	4.8495	NAP	Washington	1	6,700,000.00	0.95%	30	4.6770	2.146600
Arizona	2	60,975,000.00	8.60%	27	3.9561	2.516355	Totals	56	708,611,669.85	100.00%	25	4.4551	2.523002
Arkansas	1	8,559,197.79	1.21%	29	5.0540	1.664400
									Property Type³
California	5	170,981,757.20	24.13%	13	3.7754	4.610503
Colorado	3	65,973,391.70	9.31%	28	4.7803	1.601891		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	15,226,373.21	2.15%	29	4.9484	1.896162		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	2	6,869,818.15	0.97%	26	4.5240	2.312700	Defeased	1	19,338,293.69	2.73%	30	4.8495	NAP
Indiana	2	10,450,855.00	1.47%	30	4.9405	1.894700	Industrial	20	123,925,773.82	17.49%	28	4.6979	1.985236
Iowa	1	14,467,905.81	2.04%	30	5.0930	1.112200	Lodging	2	18,754,578.95	2.65%	28	5.1565	1.471360
Kentucky	2	31,079,404.62	4.39%	29	4.8960	1.154708	Mixed Use	1	24,400,000.00	3.44%	29	4.9000	1.238500
Maine	1	7,227,874.43	1.02%	29	4.7485	1.590700	Mobile Home Park	8	33,697,342.57	4.76%	30	4.8475	1.506300
Maryland	1	8,772,868.28	1.24%	26	5.3915	1.525500	Multi-Family	1	63,000,000.00	8.89%	27	3.5193	7.727000
Mexico	1	3,589,596.91	0.51%	30	4.9405	1.894700	Office	8	196,655,567.10	27.75%	15	3.9875	2.597672
Michigan	1	9,256,852.98	1.31%	26	4.5240	2.312700	Other	2	43,336,000.00	6.12%	30	5.1275	1.425800
Minnesota	4	51,227,211.81	7.23%	29	5.0345	1.562421	Retail	13	185,504,113.72	26.18%	29	4.7076	1.872738
Mississippi	1	5,199,787.52	0.73%	30	4.9405	1.894700	Totals	56	708,611,669.85	100.00%	25	4.4551	2.523002
Nevada	1	19,490,585.79	2.75%	30	4.5550	1.599100
New Mexico	1	5,835,658.97	0.82%	30	4.9405	1.894700
Ohio	4	18,706,995.06	2.64%	27	4.9156	1.765843
Oregon	1	7,492,001.55	1.06%	30	4.9405	1.894700
Pennsylvania	2	8,406,541.03	1.19%	28	4.7285	2.107441
Tennessee	1	25,000,000.00	3.53%	29	4.6085	2.396800
Texas	12	69,583,698.36	9.82%	29	4.8405	1.628496
Utah	1	9,200,000.00	1.30%	29	4.7865	2.609400
Virginia	1	49,000,000.00	6.91%	28	3.9860	2.478400

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,338,293.69	2.73%	30	4.8495	NAP	Defeased	3	19,338,293.69	2.73%	30	4.8495	NAP
	3.750% or less	3	155,750,000.00	21.98%	11	3.4667	5.136698	12 months or less	2	39,720,066.42	5.61%	28	4.7163	1.838091
	3.751% to 4.500%	3	94,875,000.00	13.39%	28	4.1536	2.346292	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	9	182,172,853.31	25.71%	28	4.6283	1.874110	25 months to 36 months	6	109,375,824.16	15.44%	30	4.9269	1.611657
	4.751% to 5.000%	7	132,709,301.45	18.73%	29	4.8916	1.739609	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	8	106,452,215.76	15.02%	30	5.1130	1.418928	49 months or greater	14	411,984,500.00	58.14%	22	4.1493	3.239753
	5.251% or greater	2	17,314,005.64	2.44%	28	5.3449	0.898703	Totals	35	708,611,669.85	100.00%	25	4.4551	2.523002
	Totals	35	708,611,669.85	100.00%	25	4.4551	2.523002
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,338,293.69	2.73%	30	4.8495	NAP	Defeased	3	19,338,293.69	2.73%	30	4.8495	NAP
	59 months or less	32	689,273,376.16	97.27%	25	4.4441	2.555630	Interest Only	13	399,584,500.00	56.39%	22	4.1394	3.270284
60 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	360 months or less	19	289,688,876.16	40.88%	29	4.8643	1.569867
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	708,611,669.85	100.00%	25	4.4551	2.523002	Totals	35	708,611,669.85	100.00%	25	4.4551	2.523002
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	19,338,293.69	2.73%	30	4.8495	NAP			No outstanding loans in this group
Underwriter's Information		1	23,000,000.00	3.25%	30	5.1275	1.430000
	12 months or less	30	601,023,376.16	84.82%	28	4.5338	2.488494
	13 months to 24 months	1	65,250,000.00	9.21%	(10)	3.3769	3.570800
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	708,611,669.85	100.00%	25	4.4551	2.523002
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301271625	OF	Philadelphia	PA	Actual/360	4.110%	111,535.13	75,150,000.00	0.00	N/A	06/06/23	--	75,150,000.00	0.00	01/06/26
2	301271608	OF	LosAngeles	CA	Actual/360	3.377%	189,740.45	0.00	0.00	N/A	03/06/25	--	65,250,000.00	65,250,000.00	01/06/26
3	301271616	MF	AlisoViejo	CA	Actual/360	3.519%	190,921.03	0.00	0.00	N/A	04/06/28	--	63,000,000.00	63,000,000.00	01/06/26
4	301271618	OF	Chantilly	VA	Actual/360	3.986%	168,187.06	0.00	0.00	N/A	05/06/28	--	49,000,000.00	49,000,000.00	01/06/26
5	301271641	98	Bloomington	MN	Actual/360	5.128%	89,790.50	0.00	0.00	N/A	07/06/28	--	20,336,000.00	20,336,000.00	01/06/26
5A	301271642				Actual/360	5.128%	101,552.99	0.00	0.00	N/A	07/06/28	--	23,000,000.00	23,000,000.00	01/06/26
6	301271643	IN	Various	Various	Actual/360	4.941%	156,315.20	46,767.17	0.00	N/A	07/06/28	--	36,742,703.57	36,695,936.40	01/06/26
6A	320021643				Actual/360	4.941%	20,158.64	6,031.17	0.00	N/A	07/06/28	04/06/28	4,738,394.63	4,732,363.46	01/06/26
7A	310061617				Actual/360	4.524%	6,920.65	0.00	0.00	N/A	03/06/28	12/06/27	1,776,500.00	1,776,500.00	01/06/26
7	301271617	IN	Various	Various	Actual/360	4.524%	155,918.21	0.00	0.00	N/A	03/06/28	--	40,023,500.00	40,023,500.00	01/06/26
8	301271646	MH	Various	TX	Actual/360	4.848%	140,843.48	43,795.63	0.00	N/A	07/06/28	--	33,741,138.19	33,697,342.56	01/06/26
9	301271619	RT	Thornton	CO	Actual/360	4.623%	124,258.25	49,233.54	0.00	N/A	05/06/28	--	31,210,102.17	31,160,868.63	01/06/26
10	301271626	RT	Gilbert	AZ	Actual/360	4.282%	123,431.62	0.00	0.00	N/A	06/06/28	--	33,475,000.00	33,475,000.00	01/06/26
11	320021111	OF	Tempe	AZ	Actual/360	3.559%	84,290.94	0.00	0.00	01/06/28	01/06/33	--	27,500,000.00	27,500,000.00	01/06/26
12	301271624	OF	Erlanger	KY	Actual/360	4.744%	92,248.15	43,286.14	0.00	N/A	05/06/28	--	22,581,553.40	22,538,267.26	01/06/26
13	301271635	IN	SanJose	CA	Actual/360	4.711%	90,257.27	42,631.39	0.00	N/A	06/06/28	--	22,248,968.82	22,206,337.43	12/06/25
14	301271633	IN	SpringHill	TN	Actual/360	4.609%	99,210.76	0.00	0.00	N/A	06/06/28	--	25,000,000.00	25,000,000.00	01/06/26
15	301271630	MU	Denver	CO	Actual/360	4.900%	102,954.44	0.00	0.00	N/A	06/06/28	--	24,400,000.00	24,400,000.00	01/06/26
16	301271644	RT	Reno	NV	Actual/360	4.555%	76,578.80	33,062.28	0.00	N/A	07/06/28	--	19,523,648.07	19,490,585.79	01/06/26
17	301271654	RT	Pasadena	TX	Actual/360	5.079%	66,304.03	27,132.34	0.00	N/A	07/06/28	--	15,160,116.89	15,132,984.55	01/06/26
18	301271663	RT	Davenport	IA	Actual/360	5.093%	63,529.29	17,848.67	0.00	N/A	07/06/28	--	14,485,754.48	14,467,905.81	01/06/26
19	301271639	MF	Loveland	OH	Actual/360	4.861%	53,802.12	23,866.62	0.00	N/A	07/06/28	04/06/28	12,853,296.85	12,829,430.23	01/06/26
20	301271620	RT	ChulaVista	CA	Actual/360	4.884%	53,411.97	0.00	0.00	N/A	05/06/28	--	12,700,000.00	12,700,000.00	01/06/26
21	301271622	RT	Pearland	TX	Actual/360	4.470%	47,724.33	0.00	0.00	N/A	05/06/28	--	12,400,000.00	12,400,000.00	01/06/26
22	301271621	LO	Toledo	OH	Actual/360	5.242%	46,107.06	18,005.04	0.00	N/A	05/06/28	--	10,213,386.20	10,195,381.16	01/06/26
23	301271614	RT	FortCollins	CO	Actual/360	4.969%	44,611.20	13,428.56	0.00	N/A	04/06/28	--	10,425,951.63	10,412,523.07	01/06/26
24	301271615	OF	Bethesda	MD	Actual/360	5.391%	40,800.66	15,299.37	0.00	03/06/28	03/06/33	--	8,788,167.65	8,772,868.28	01/06/26
25	301271638	OF	Frankfort	KY	Actual/360	5.297%	39,026.01	14,748.31	0.00	N/A	07/06/28	--	8,555,885.67	8,541,137.36	10/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	301271629	RT	Farmington	UT	Actual/360	4.787%	37,919.72	0.00	0.00	N/A	06/06/28	--	9,200,000.00	9,200,000.00	01/06/26
27	301271634	LO	Bentonville	AR	Actual/360	5.054%	37,304.02	12,387.64	0.00	N/A	06/06/28	--	8,571,585.43	8,559,197.79	01/06/26
28	301271640	OF	Chatsworth	CA	Actual/360	4.707%	31,775.55	14,937.02	0.00	N/A	07/06/28	--	7,840,356.79	7,825,419.77	01/06/26
29	301271627	RT	Atlanta	GA	Actual/360	5.115%	34,799.09	14,149.38	0.00	N/A	06/06/28	--	7,900,653.94	7,886,504.56	01/06/26
30	301271631	OF	Portland	ME	Actual/360	4.748%	29,594.13	9,647.81	0.00	N/A	06/06/28	--	7,237,522.24	7,227,874.43	01/06/26
31	301271623	RT	Spring	TX	Actual/360	5.018%	29,741.66	8,719.78	0.00	N/A	05/06/28	--	6,882,961.67	6,874,241.89	01/06/26
32	301271637	RT	MosesLake	WA	Actual/360	4.677%	26,983.69	0.00	0.00	N/A	07/06/28	--	6,700,000.00	6,700,000.00	01/06/26
33	301271636	RT	Dallas	GA	Actual/360	4.846%	23,418.31	9,017.96	0.00	N/A	07/06/28	--	5,612,517.38	5,603,499.42	01/06/26
Totals							2,831,966.41	75,613,995.82	0.00				784,225,665.67	708,611,669.85
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,203,461.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,433,628.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,700,065.00	13,178,896.55	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,427,103.00	4,023,613.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,942,117.00	2,411,475.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,281,004.46	6,210,753.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	8,631,268.23	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	5,109,953.14	4,408,969.53	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,602,538.08	3,059,833.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,005,049.34	2,563,488.51	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	58,065,878.00	44,417,597.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,681,299.25	1,918,791.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,293,845.00	1,458,740.00	01/01/25	09/30/25	--	0.00	0.00	132,792.87	132,792.87	0.00	0.00
14	3,269,212.00	1,501,146.86	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,146,096.97	1,178,613.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,212,685.28	1,668,260.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,879,858.52	1,163,849.62	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	36,566.57	0.00
18	3,173,469.52	2,083,087.22	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,357,790.00	1,131,513.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,352,500.47	993,336.10	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,269,545.49	1,156,404.14	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	633,660.73	888,347.34	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,524,950.77	2,118,107.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	179,798.00	104,961.00	01/01/25	06/30/25	09/08/25	4,396,199.16	441,666.16	33,473.71	1,001,881.79	547,575.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,207,103.25	905,327.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,250,941.00	1,125,145.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,098,514.57	854,762.74	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,201,157.28	823,103.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	856,428.85	613,508.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	720,580.19	595,743.99	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	715,369.45	548,435.09	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	708,291.30	565,372.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	149,503,895.00	112,302,451.42				4,396,199.16	441,666.16	166,266.58	1,134,674.66	584,141.57	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	301271625	75,150,000.00	Disposition	0.00	0.00
Totals		75,150,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/26	0	0.00	0	0.00	1	8,541,137.36	0	0.00	1	0.00	0	0.00	0	0.00	1	75,150,000.00	4.455117%	4.404719%	25
12/12/25	0	0.00	0	0.00	1	8,555,885.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422295%	4.351170%	21
11/13/25	0	0.00	0	0.00	1	8,571,822.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422586%	4.351486%	22
10/10/25	0	0.00	0	0.00	1	8,586,431.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422852%	4.351775%	23
09/12/25	0	0.00	0	0.00	1	8,602,234.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423140%	4.352088%	24
08/12/25	0	0.00	0	0.00	1	8,616,705.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423402%	4.352374%	25
07/11/25	0	0.00	0	0.00	1	8,631,110.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423664%	4.352658%	26
06/12/25	0	0.00	0	0.00	1	8,646,716.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423947%	4.352967%	27
05/12/25	0	0.00	0	0.00	1	8,660,985.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424206%	4.353248%	28
04/11/25	0	0.00	0	0.00	1	8,676,460.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424487%	4.353553%	29
03/12/25	0	0.00	0	0.00	1	8,690,594.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424742%	4.374520%	30
02/12/25	0	0.00	0	0.00	1	8,708,490.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425068%	4.374859%	31
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	301271635	12/06/25	0	B	132,792.87	132,792.87	0.00	22,248,968.80
25	301271638	10/06/23	26	6	33,473.71	1,001,881.79	1,420,374.93	8,933,636.65	01/09/23	2
Totals					166,266.58	1,134,674.66	1,420,374.93	31,182,605.45
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		65,250,000	65,250,000	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		1,776,500	1,776,500	0		0
25 - 36 Months		605,312,302	596,771,164	8,541,137		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		36,272,868	36,272,868	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	708,611,670	700,070,532	0	0	8,541,137	0
Dec-25	784,225,666	700,519,780	75,150,000	0	8,555,886	0
Nov-25	784,727,669	635,755,846	0	140,400,000	8,571,823	0
Oct-25	785,187,625	701,451,193	0	0	83,736,432	0
Sep-25	785,685,734	701,933,500	0	0	83,752,234	0
Aug-25	786,141,684	702,374,979	0	0	83,766,705	0
Jul-25	786,595,727	702,814,617	0	0	83,781,110	0
Jun-25	787,088,137	703,291,421	0	0	83,796,717	0
May-25	787,538,223	638,477,237	0	0	149,060,985	0
Apr-25	788,026,819	638,950,358	0	0	149,076,460	0
Mar-25	788,472,979	704,632,385	0	0	83,840,594	0
Feb-25	789,038,860	705,180,369	0	0	83,858,491	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	301271625	0.00	-	70,200,000.00	09/17/25	7,032,044.00	1.98180	12/31/24	06/06/23	I/O
2	301271608	65,250,000.00	65,250,000.00	60,500,000.00	01/29/18	7,999,274.09	3.57080	12/31/24	03/06/25	I/O
25	301271638	8,541,137.36	8,933,636.65	6,750,000.00	07/15/25	82,245.00	0.25490	06/30/25	07/06/28	269
Totals		73,791,137.36	74,183,636.65	137,450,000.00		15,113,563.09

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	301271625	OF	PA	11/04/22	7
The property was sold on 12/19/25. Sale proceeds and lease buyout resulted in a full payoff.

2	301271608	OF	CA	03/20/25	13

Loan transferred to special servicing on 3/20/2025 following the maturity of the loan on 3/6/2025. On 9/5/2025, an appointment of successor special servicer occurred appointing Rialto Capital Advisors, LLC as special servicer. Following transfer, a pre-negotiation letter was executed and lender is evaluating a settlement proposal submitted by the borrower parties.

25	301271638	OF	KY	01/09/23	2

The Loan transferred for Imminent Monetary Default. A PNL has been executed and Special Servicer has engaged legal counsel. On 4/19/2023, the collateral was placed into receivership. The Special Servicer is in the process of taking title of the ass ets. Lender is working with Insurance group Sompo and the Guarantor's estate on settlements before taking title. Target foreclosure sale date in Q1 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	301271625 01/12/26	75,150,000.00	70,200,000.00	83,744,997.71	1,643,651.55	83,744,997.71	82,101,346.16	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		75,150,000.00	70,200,000.00	83,744,997.71	1,643,651.55	83,744,997.71	82,101,346.16	0.00	0.00	0.00	0.00
Cumulative Totals		75,150,000.00	70,200,000.00	83,744,997.71	1,643,651.55	83,744,997.71	82,101,346.16	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	301271625	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	154,433.25	0.00	(588,674.90)	0.00	0.00	(74,882.37)	0.00	0.00	(43,820.61)	0.00	0.00	0.00
2	0.00	0.00	27,636.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	19,882.06	0.00	0.00	0.00	0.00	0.00	0.00
Total	154,433.25	0.00	(557,538.62)	0.00	0.00	(55,000.31)	0.00	0.00	(43,820.61)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(501,926.29)

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Supplemental Notes
None

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